OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2017
OPERATING LEASES
Schedule of minimum lease payments paid under operating leases
	Year ended December 31,
	2015	2016	2017
	Thousand USD	Thousand USD	Thousand USD
Minimum lease payments paid under operating leases	1,095	4,040	4,283

Schedule of future minimum lease payments under non-cancellable operating leases

	At December 31,
	2015	2016	2017
	Thousand USD	Thousand USD	Thousand USD
Within one year	4,040	4,468	4,420
In the second to fifth years inclusive	15,060	15,154	15,266
Over five years	52,698	79,172	44,594

	71,798	98,794	64,280

Schedule of non-cancellable operating lease receivables
	At December 31,
	2015	2016	2017
	Thousand USD	Thousand USD	Thousand USD
Within one year	182	196	195
In the second to fifth years inclusive	786	782	780
Over five years	2,838	2,585	3,338

	3,806	3,563	4,313